5. Derivative Liabilities (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Debt [Table Text Block]
	March 31, 2013 $	December 31, 2012 $
Convertible promissory note, due December 5, 2014	537,138	395,285

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)
At December 6, 2012 (issuance date)	318%	0.25%	0%	2.00
At March 31, 2013	355%	0.25%	0%	1.68